GOODWILL - Narrative (Details) - Goodwill	12 Months Ended
Dec. 31, 2025
Infrastructure | Bottom of range
Disclosure of reconciliation of changes in goodwill [line items]
Terminal capitalization rate	700.00%
Infrastructure | Bottom of range | Discounted cash flow [member]
Disclosure of reconciliation of changes in goodwill [line items]
Actuarial assumption of discount rates	9.00%
Infrastructure | Top of range
Disclosure of reconciliation of changes in goodwill [line items]
Terminal capitalization rate	2000.00%
Infrastructure | Top of range | Discounted cash flow [member]
Disclosure of reconciliation of changes in goodwill [line items]
Actuarial assumption of discount rates	20.00%
Private Equity
Disclosure of reconciliation of changes in goodwill [line items]
Cash Flow Period	5 years
Private Equity | Bottom of range
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	1.00%
Discount rate used in current estimate of value in use	8.70%
Revenue Growth Rate Used in Current Estimate Of Fair Value	0.038
Private Equity | Top of range
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	3.00%
Discount rate used in current estimate of value in use	12.00%
Revenue Growth Rate Used in Current Estimate Of Fair Value	0.162
Renewable Power | Bottom of range
Disclosure of reconciliation of changes in goodwill [line items]
Terminal capitalization rate	300.00%
Renewable Power | Bottom of range | Discounted cash flow [member]
Disclosure of reconciliation of changes in goodwill [line items]
Actuarial assumption of discount rates	8.00%
Renewable Power | Top of range
Disclosure of reconciliation of changes in goodwill [line items]
Terminal capitalization rate	900.00%
Cash Flow Period	5 years
Renewable Power | Top of range | Discounted cash flow [member]
Disclosure of reconciliation of changes in goodwill [line items]
Actuarial assumption of discount rates	17.00%
Center Parcs [Member] | Real Estate1 [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	3.50%
Center Parcs [Member] | Real Estate LP and Other
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate used in current estimate of value in use	11.20%
Terminal Capitalization Rate	6.00%